Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, plant and equipment
9. Property, plant and equipment:

		Accumulated	Net book
December 31, 2021	Cost	depreciation	value
Land and buildings	$8,843	$1,883	$6,960
Computer equipment and software	7,965	6,054	1,911
Furniture and fixtures	6,223	5,149	1,074
Machinery and equipment	113,479	62,320	51,159
Leasehold improvements	13,502	10,186	3,316
	$150,012	$85,592	$64,420

		Accumulated	Net book
December 31, 2020	Cost	depreciation	value
Land and buildings	$5,303	$1,701	$3,602
Computer equipment and software	7,045	5,570	1,475
Furniture and fixtures	4,968	4,148	820
Machinery and equipment	102,834	54,387	48,447
Leasehold improvements	12,479	9,316	3,163
	$132,629	$75,122	$57,507

From the acquisition of Stako in 2021, the Company had additions in land and buildings, furniture and fixtures, and machinery and equipment of $4,155, $75, and $2,205, respectively.

During the year ended December 31, 2021, an impairment charge of $459 was recorded related to property, plant and equipment in Rohan BRC Gas Equipment Pvt. Ltd., one of the Company's subsidiaries in India (December 31, 2020 - $479).

Total depreciation expense for the year ended December 31, 2021 was $12,437 (year ended December 31, 2020 - $12,288). The amount of depreciation expense included in cost of revenue for the year ended December 31, 2021 was $8,645 (year ended December 31, 2020 - $7,795).